Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 30	$ 31
Additions for tax positions related to prior years	5	1
Reductions for tax positions of prior years	0	(2)
Expiration of statutes of limitations	(2)	(1)
Settlements	(2)	(5)
Balance at end of period	31	30
CIT Group Inc.
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Effect of CIT Merger	0	6
Liabilities for Unrecognized Tax Benefits
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	27
Additions for tax positions related to prior years	4
Reductions for tax positions of prior years	0
Expiration of statutes of limitations	(2)
Settlements	(1)
Balance at end of period	28	27
Liabilities for Unrecognized Tax Benefits | CIT Group Inc.
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Effect of CIT Merger	0
Interest / Penalties
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	3
Additions for tax positions related to prior years	1
Reductions for tax positions of prior years	0
Expiration of statutes of limitations	0
Settlements	(1)
Balance at end of period	3	$ 3
Interest / Penalties | CIT Group Inc.
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Effect of CIT Merger	$ 0